Revenue from Contracts with Customers - Contract Liabilities Table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Change in Contracts with Customer, Liability [Roll Forward]
Balance at December 31, 2017		$ 0
Cumulative effect of adopting Topic 606		120,309
Cash received or receivable, excluding revenues recognized during the period		55,786
Assets received from customer		12,933
Revenues recognized during the period that were included in the adoption effect	[1]	(21,556)
Cumulative catch up adjustment for change in estimated consideration due to cost of service rate updates		(21,848)
Balance at December 31, 2018		145,624
Contract liabilities at December 31, 2018
Accrued liabilities			$ 16,235	$ 0
Other liabilities			129,389
Total contract liabilities from contracts with customers		0	$ 145,624	$ 0
Change in Contract with Customer, Asset and Liability [Abstract]
Performance obligation satisfied in previous period		$ (7,500)

[1]	Includes $(7.5) million from a performance obligation satisfied in a previous period related to the arbitration against SWEPI LP (see Note 14).